Cover page	May 07, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2025
Entity Registrant Name	URBAN EDGE PROPERTIES
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36523
Entity Tax Identification Number	47-6311266
Entity Address, Address Line One	12 East 49th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	956-0082
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares of beneficial interest, par value $0.01 per share
Trading Symbol	UE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001611547
Amendment Flag	false